Tyco International Finance S.A.	3 Months Ended
Dec. 27, 2013
Tyco International Finance S.A.
Tyco International Finance S.A.
Tyco International Finance S.A.
TIFSA, a 100% owned subsidiary of the Company, has public debt securities outstanding which are fully and unconditionally guaranteed by Tyco. The following tables present condensed consolidating financial information for Tyco, TIFSA and all other subsidiaries. Condensed financial information for Tyco and TIFSA on a stand-alone basis is presented using the equity method of accounting for subsidiaries.
During fiscal 2013, the Company transferred certain investments in subsidiaries from Tyco to TIFSA. There was no impact on the Company’s financial position, results of operations and cash flows as the transactions were entirely among wholly-owned subsidiaries of Tyco. The transactions, which increased TIFSA’s investment in subsidiaries, were among entities under common control and their effects have been reflected as of the beginning of the earliest period presented, which resulted in a net increase to TIFSA’s Equity in net income of subsidiaries of $5 million for the quarter ended December 28, 2012.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Quarter Ended December 27, 2013
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net revenue	$—	$—	$2,502	$—	$2,502
Cost of product sales	—	—	1,007	—	1,007
Cost of services	—	—	576	—	576
Selling, general and administrative expenses	(13)	1	586	—	574
Restructuring and asset impairment charges, net	—	—	3	—	3
Operating income (loss)	13	(1)	330	—	342
Interest income	—	—	3	—	3
Interest expense	—	(24)	—	—	(24)
Other expense, net	(1)	—	—	—	(1)
Equity in net income of subsidiaries	268	208	—	(476)	—
Intercompany interest and fees	(10)	9	1	—	—
Income from continuing operations before income taxes	270	192	334	(476)	320
Income tax expense	—	—	(70)	—	(70)
Equity loss in earnings of unconsolidated subsidiaries	—	—	(4)	—	(4)
Income from continuing operations	270	192	260	(476)	246
Income from discontinued operations, net of income taxes	—	—	26	—	26
Net income	270	192	286	(476)	272
Less: noncontrolling interest in subsidiaries net income	—	—	2	—	2
Net income attributable to Tyco common shareholders	$270	$192	$284	$(476)	$270

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
For the Quarter Ended December 27, 2013
(in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net income	$270	$192	$286	$(476)	$272
Other comprehensive (loss) income, net of tax
Foreign currency translation	(37)	—	(37)	37	(37)
Defined benefit and post retirement plans	3	—	3	(3)	3
Unrealized gain on marketable securities and derivative instruments	—	—	—	—	—
Total other comprehensive loss, net of tax	(34)	—	(34)	34	(34)
Comprehensive income	236	192	252	(442)	238
Less: comprehensive income attributable to noncontrolling interests	—	—	2	—	2
Comprehensive income attributable to Tyco common shareholders	$236	$192	$250	$(442)	$236

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Quarter Ended December 28, 2012
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net revenue	$—	$—	$2,471	$—	$2,471
Cost of product sales	—	—	992	—	992
Cost of services	—	—	599	—	599
Selling, general and administrative expenses	5	1	650	—	656
Separation costs	3	—	2	—	5
Restructuring and asset impairment charges, net	—	—	7	—	7
Operating (loss) income	(8)	(1)	221	—	212
Interest income	—	—	4	—	4
Interest expense	—	(24)	—	—	(24)
Other (expense) income, net	(10)	—	1	—	(9)
Equity in net income of subsidiaries	203	73	—	(276)	—
Intercompany interest and fees	(22)	49	(27)	—	—
Income from continuing operations before income taxes	163	97	199	(276)	183
Income tax expense	—	—	(35)	—	(35)
Equity loss in earnings of unconsolidated subsidiaries	—	—	(6)	—	(6)
Income from continuing operations	163	97	158	(276)	142
Income from discontinued operations, net of income taxes	—	—	23	—	23
Net income	163	97	181	(276)	165
Less: noncontrolling interest in subsidiaries net income	—	—	2	—	2
Net income attributable to Tyco common shareholders	$163	$97	$179	$(276)	$163

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
For the Quarter Ended December 28, 2012
(in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net income	$163	$97	$181	$(276)	$165
Other comprehensive income, net of tax
Foreign currency translation	11	—	11	(11)	11
Defined benefit and post retirement plans	4	—	4	(4)	4
Unrealized gain on marketable securities and derivative instruments	1	—	1	(1)	1
Total other comprehensive income, net of tax	16	—	16	(16)	16
Comprehensive income	179	97	197	(292)	181
Less: comprehensive income attributable to noncontrolling interests	—	—	2	—	2
Comprehensive income attributable to Tyco common shareholders	$179	$97	$195	$(292)	$179

CONDENSED CONSOLIDATING BALANCE SHEET
As of December 27, 2013
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Assets
Current Assets:
Cash and cash equivalents	$—	$—	$479	$—	$479
Accounts receivable, net	—	—	1,700	—	1,700
Inventories	—	—	675	—	675
Intercompany receivables	23	2,114	7,316	(9,453)	—
Prepaid expenses and other current assets	9	1	841	—	851
Deferred income taxes	—	—	250	—	250
Assets held for sale	—	—	843	—	843
Total current assets	32	2,115	12,104	(9,453)	4,798
Property, plant and equipment, net	—	—	1,271	—	1,271
Goodwill	—	—	4,179	—	4,179
Intangible assets, net	—	—	794	—	794
Investment in subsidiaries	12,855	14,894	—	(27,749)	—
Intercompany loans receivable	—	1,223	5,318	(6,541)	—
Other assets	70	5	896	—	971
Total Assets	$12,957	$18,237	$24,562	$(43,743)	$12,013
Liabilities and Equity
Current Liabilities:
Loans payable and current maturities of long-term debt	$—	$160	$20	$—	$180
Accounts payable	—	—	793	—	793
Accrued and other current liabilities	323	33	1,373	—	1,729
Deferred revenue	—	—	362	—	362
Intercompany payables	3,516	3,810	2,127	(9,453)	—
Liabilities held for sale	—	—	220	—	220
Total current liabilities	3,839	4,003	4,895	(9,453)	3,284
Long-term debt	—	1,442	1	—	1,443
Intercompany loans payable	3,688	1,860	993	(6,541)	—
Deferred revenue	—	—	361	—	361
Other liabilities	300	—	1,459	—	1,759
Total Liabilities	7,827	7,305	7,709	(15,994)	6,847
Redeemable noncontrolling interest	—	—	12	—	12
Tyco Shareholders' Equity:
Common shares	208	—	—	—	208
Common shares held in treasury	—	—	(1,031)	—	(1,031)
Other shareholders' equity	4,922	10,932	17,848	(27,749)	5,953
Total Tyco Shareholders' Equity	5,130	10,932	16,817	(27,749)	5,130
Nonredeemable noncontrolling interest	—	—	24	—	24
Total Equity	5,130	10,932	16,841	(27,749)	5,154
Total Liabilities, Redeemable Noncontrolling Interest and Equity	$12,957	$18,237	$24,562	$(43,743)	$12,013

CONDENSED CONSOLIDATING BALANCE SHEET
As of September 27, 2013
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Assets
Current Assets:
Cash and cash equivalents	$—	$—	$563	$—	$563
Accounts receivable, net	—	—	1,718	—	1,718
Inventories	—	—	647	—	647
Intercompany receivables	22	2,079	7,354	(9,455)	—
Prepaid expenses and other current assets	9	—	841	—	850
Deferred income taxes	—	—	250	—	250
Assets held for sale	—	—	828	—	828
Total current assets	31	2,079	12,201	(9,455)	4,856
Property, plant and equipment, net	—	—	1,285	—	1,285
Goodwill	—	—	4,163	—	4,163
Intangible assets, net	—	—	791	—	791
Investment in subsidiaries	12,826	14,690	—	(27,516)	—
Intercompany loans receivable	—	1,141	5,310	(6,451)	—
Other assets	68	6	1,007	—	1,081
Total Assets	$12,925	$17,916	$24,757	$(43,422)	$12,176
Liabilities and Equity
Current Liabilities:
Loans payable and current maturities of long-term debt	$—	$—	$20	$—	$20
Accounts payable	1	—	850	—	851
Accrued and other current liabilities	353	23	1,483	—	1,859
Deferred revenue	—	—	394	—	394
Intercompany payables	3,515	3,845	2,095	(9,455)	—
Liabilities held for sale	—	—	225	—	225
Total current liabilities	3,869	3,868	5,067	(9,455)	3,349
Long-term debt	—	1,443	—	—	1,443
Intercompany loans payable	3,660	1,852	939	(6,451)	—
Deferred revenue	—	—	370	—	370
Other liabilities	298	—	1,583	—	1,881
Total Liabilities	7,827	7,163	7,959	(15,906)	7,043
Redeemable noncontrolling interest	—	—	12	—	12
Tyco Shareholders' Equity:
Common shares	208	—	—	—	208
Common shares held in treasury	—	—	(912)	—	(912)
Other shareholders' equity	4,890	10,753	17,675	(27,516)	5,802
Total Tyco Shareholders' Equity	5,098	10,753	16,763	(27,516)	5,098
Nonredeemable noncontrolling interest	—	—	23	—	23
Total Equity	5,098	10,753	16,786	(27,516)	5,121
Total Liabilities, Redeemable Noncontrolling Interest and Equity	$12,925	$17,916	$24,757	$(43,422)	$12,176

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Quarter Ended December 27, 2013
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	$46	$(136)	$183	$—	$93
Net cash provided by discontinued operating activities	—	—	30	—	30
Cash Flows From Investing Activities:
Capital expenditures	—	—	(63)	—	(63)
Proceeds from disposal of assets	—	—	4	—	4
Acquisition of businesses, net of cash acquired	—	—	(54)	—	(54)
Acquisition of dealer generated customer accounts and bulk account purchases	—	—	(11)	—	(11)
Net increase in intercompany loans	—	(15)	—	15	—
Increase in investment in subsidiaries	—	(9)	—	9	—
Sales and maturities of investments	—	—	112	—	112
Purchases of investments	—	—	(32)	—	(32)
Other	—	—	6	—	6
Net cash used in investing activities	—	(24)	(38)	24	(38)
Net cash used in discontinued investing activities			(29)		(29)
Cash Flows From Financing Activities:
Proceeds from issuance of short-term debt	—	310	—	—	310
Repayment of short-term debt	—	(150)	—	—	(150)
Proceeds from exercise of share options	—	—	40	—	40
Dividends paid	(74)	—	—	—	(74)
Repurchase of common shares by treasury	—	—	(250)	—	(250)
Net intercompany loan borrowings (repayments)	28	—	(13)	(15)	—
Increase in equity from parent	—	—	9	(9)	—
Transfer from discontinued operations	—	—	1	—	1
Other	—	—	(9)	—	(9)
Net cash (used in) provided by financing activities	(46)	160	(222)	(24)	(132)
Net cash used in discontinued financing activities	—	—	(1)	—	(1)
Effect of currency translation on cash	—	—	(7)	—	(7)
Net decrease in cash and cash equivalents	—	—	(84)	—	(84)
Cash and cash equivalents at beginning of period	—	—	563	—	563
Cash and cash equivalents at end of period	$—	$—	$479	$—	$479

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Quarter Ended December 28, 2012
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	$60	$42	$(151)	$—	$(49)
Net cash provided by discontinued operating activities	—	—	14	—	14
Cash Flows From Investing Activities:
Capital expenditures	—	—	(64)	—	(64)
Proceeds from disposal of assets	—	—	3	—	3
Acquisition of businesses, net of cash acquired	—	—	(23)	—	(23)
Acquisition of dealer generated customer accounts and bulk account purchases	—	—	(5)	—	(5)
Net increase in intercompany loans	—	(10)	—	10	—
Sales and maturities of investments	—	—	11	—	11
Purchases of investments	—	—	(91)	—	(91)
Other	—	—	8	—	8
Net cash used in investing activities	—	(10)	(161)	10	(161)
Net cash used in discontinued investing activities	—	—	(27)	—	(27)
Cash Flows From Financing Activities:
Proceeds from exercise of share options	—	—	46	—	46
Dividends paid	(70)	—	—	—	(70)
Repurchase of common shares by treasury	—	—	(50)	—	(50)
Net intercompany loan borrowings	10	—	—	(10)	—
Transfer to discontinued operations	—	(32)	(14)	—	(46)
Other	—	—	(16)	—	(16)
Net cash used in financing activities	(60)	(32)	(34)	(10)	(136)
Net cash provided by discontinued financing activities	—	—	46	—	46
Effect of currency translation on cash	—	—	3	—	3
Net decrease in cash and cash equivalents	—	—	(310)	—	(310)
Less: net increase in cash and cash equivalents related to discontinued operations	—	—	33	—	33
Cash and cash equivalents at beginning of period	—	—	844	—	844
Cash and cash equivalents at end of period	$—	$—	$501	$—	$501